Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finished goods	$ 1,185	$ 1,815
Work in process	703	1,013
Raw materials	2,505	2,449
Inventory consigned to others	8	58
Total	$ 4,401	$ 5,335